DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Changes in Deferred Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred revenues:
Balance at beginning of year	$ 60,691	$ 57,595
Deferred revenue relating to new sales	54,427	44,105
Revenue recognized during the year	(41,892)	(41,009)
Balance at end of year	$ 73,226	$ 60,691